Discontinued operations (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of financial performance and cash flow information

The financial performance and cash flow information presented are for the years ended June 30, 2025, 2024 and 2023:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Revenues	-	11,909	11,005
Cost of sales	-	(10,268)	(9,178)
Expenses	1,648	(2,522)	(6,136)
Loss before income tax	1,648	(881)	(4,309)
Income tax expense	-	-	19
Gain/(loss) from discontinued operations	1,648	(881)	(4,290

Net cash inflow/(outflow) from operating activities	1,648	(881)	(4,290)
Net cash inflow/(outflow) from investing activities		-	-
Net cash inflow/(outflow) from financing activities		-	-
Net increase in cash generated by subsidiary	1,648	(881)	(4,290)

Schedule of assets and liabilities held for sale and discontinued operations

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operations as at June 30, 2025, 2024 and 2023;:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Assets classified as held for sale	-
Trade and other receivables	-	2,366	-
Inventories	-	657
Property, plant and equipment	-	2,040	-
Goodwill	-	210	-
Intangible assets	-	-	-
Deferred tax assets	-	206
Total assets of disposal group classified as held for sale	-	5,479	-

Liabilities directly associated with assets classified as held for sale
Trade and other payables	-	2,722	-
Current debt	-	1,267	-
Non-current debt	-	77	-
Lease liabilities - current	-	263	-
Lease liabilities - non-current	-	1,186	-
Total liabilities of disposal group classified as held for sale	-	5,515	-

Net assets/(liabilities) identified as held for sale	-	(36)	-

Schedule of consideration received or receivable

Estimated gain on sale - Kenshaw Electrical Pty Ltd	USD	AUD
Consideration received or receivable
Cash
Purchase price	2,613	4,000
Working capital adjustment	(1,822)	(2,789)
Cash	791	1,211
Fair value of contingent consideration	-	-
Less costs to sell	-	-
Total disposal consideration	791	1,211
Estimated carrying amount of net assets/(liabilities) sold	(36)	(54)
Estimated gain on sale as at June 30, 2024	827	1,265

Schedule of reconciliation of adjusted loss on sale

Reconciliation of adjusted loss on sale - Kenshaw Electrical	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2024	827	1,265
Cash consideration adjustment	-	-
Fair value of contingent consideration adjustment	-	-
Cost to sell adjustment	821	1,369
Carrying amount of net assets sold adjustment	-	-
Loss on sale reported in year ended June 30, 2024	1,648	2,634

Reconciliation of adjusted loss on sale – Kenshaw Solar Pty Ltd	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2022	34	50
Cash consideration adjustment	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	(283)	(397)
Loss on sale reported in year ended June 30, 2023	(3,854)	(5,391)